Revenue by Product Category (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
NET SALES	$ 530,348	$ 523,404	$ 556,146
Mobile Storage
Segment Reporting Information [Line Items]
NET SALES	494,012	480,735	510,687
Mobile Communications
Segment Reporting Information [Line Items]
NET SALES	30,163	37,447	39,322
Others
Segment Reporting Information [Line Items]
NET SALES	$ 6,173	$ 5,222	$ 6,137